Consolidated Balance Sheets (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, price per share	₪ 0.01	₪ 0.01
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, Issued	25,083,914	21,325,975
Ordinary shares, Outstanding	25,083,914	21,325,975